Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Material accounting policies
Schedule of general information about Himax Technologies, Inc.'s subsidiaries

Following is general information about Himax Technologies, Inc.’s subsidiaries:

				Percentage of Ownership
			Jurisdiction of	December 31,	December 31,
Investor	Subsidiary	Main activities	Incorporation	2023	2024
Himax Technologies, Inc.	Himax Technologies Limited (“Himax Taiwan”)	IC design and sales	ROC	100.00%	100.00%
Himax Technologies, Inc.	Himax Technologies Korea Ltd.	IC design and sales	South Korea	100.00%	100.00%
Himax Technologies, Inc.	Himax Technologies Japan Ltd.	Sales	Japan	100.00%	100.00%
Himax Technologies, Inc.	Himax Semiconductor (Hong Kong) Limited	Investments	Hong Kong	100.00%	100.00%
Himax Technologies, Inc.	Himax Imaging, Inc.	Investments	Cayman Islands	100.00%	100.00%
Himax Technologies, Inc.	Viewsil Microelectronics (Kunshan) Limited (“Viewsil”) (1)	IC design and sales	PRC	49.00%	100.00%
Viewsil Microelectronics (Kunshan) Limited	Viewsil Technology Limited (1)	IC sales	British Virgin Islands	49.00%	100.00%
Himax Technologies Limited	Himax Technologies (Samoa), Inc.	Investments	Samoa	100.00%	100.00%
Himax Technologies (Samoa), Inc.	Himax Technologies (Suzhou) Co., Ltd.	Sales and technical support	PRC	100.00%	100.00%
Himax Technologies (Samoa), Inc.	Himax Technologies (Shenzhen) Co., Ltd.(1)	Sales and technical support	PRC	100.00%	100.00%
Himax Technologies Limited	Himax Display, Inc.	LCoS and MEMS design, manufacturing and sales	ROC	92.08%	92.02%
Himax Display, Inc.	Integrated Microdisplays Limited	LCoS design	Hong Kong	92.08%	92.02%
Himax Display, Inc.	Himax Display (USA) Inc.	LCoS and MEMS design, sales and technical support	Delaware, USA	92.08%	92.02%
Himax Technologies Limited	Himax Analogic, Inc.	IC design and sales	ROC	98.62%	98.62%
Himax Technologies Limited	Himax Imaging, Ltd. (“Imaging Taiwan”)	IC design and sales	ROC	98.43%	98.64%
Himax Imaging, Ltd.	Himax Imaging Corp.	IC design	California, USA	98.43%	98.64%
Himax Technologies Limited	Harvest Investment Limited	Investments	ROC	100.00%	100.00%
Himax Technologies Limited	Liqxtal Technology Inc.	LC Lens design and sales	ROC	62.26%	62.26%
Himax Technologies Limited	Himax IGI Precision Ltd.	3D micro and nano structure mastering and prototype replication	Delaware, USA	100.00%	100.00%
Himax Technologies Limited	CM Visual Technology Corp.	Omniwide film products design and sales	ROC	77.63%	77.63%
Himax Technologies Limited	Solvanta Investment Limited	Investments	ROC	—	100.00%
Solvanta Investment Limited	Solvanta Energy Limited	Renewable-energy based electricity distribution	ROC	—	100.00%

Note (1):

On December 30, 2023, Himax Technologies, Inc. acquired the controlling interest in Viewsil and included it as the consolidated entity. Refer to Note 5 for further details. In addition, on November 22, 2024, Himax Technologies (Shenzhen) Co., Ltd. acquired the 51% of the outstanding voting shares of Viewsil, then the Company has 100% shareholdings in Viewsil.

Schedule of basic and diluted earnings per ordinary share

Basic and diluted earnings per ordinary share have been calculated as follows:

	Year Ended December 31,
	2022	2023	2024

Profits attributable to Himax Technologies, Inc. stockholders (in thousands)	$236,982	50,616	79,755
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	349,448	348,990	349,593
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.68	0.15	0.23
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders(1)	$1.36	0.29	0.46

Contingently issuable ordinary shares underlying the unvested RSUs granted to employees are included in the calculation of diluted earnings per ordinary share based on treasury stock method.

	Year Ended December 31,
	2022	2023	2024

Profits attributable to Himax Technologies, Inc. stockholders (in thousands)	$236,982	50,616	79,755
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	349,448	348,990	349,593
Unvested RSUs (in thousands)	187	576	434
	349,635	349,566	350,027
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.68	0.14	0.23
Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders(1)	$1.36	0.29	0.46

Note (1): As the Company’s ordinary shares have been quoted on the NASDAQ Global Select Market under the symbol “HIMX” in the form of ADSs and two ordinary shares represent one ADS with effect from August 10, 2009. The number of ADS equivalent outstanding is determined by dividing the number of ordinary shares by two. Therefore, the weighted average number of ADS equivalent outstanding used in basic earnings per ADS for 2022, 2023 and 2024 is 174,724 thousand, 174,495 thousand and 174,796 thousand, respectively. Additionally, the weighted average number of ADS equivalent outstanding used in diluted earnings per ADS for 2022, 2023 and 2024 is 174,817 thousand, 174,783 thousand and 175,014 thousand, respectively. The earnings per ADS is presented solely for the convenience of the reader and does not represent a measure under IFRS.